Subsequent Events (Details) - Subsequent Event - Installment 2 FY 2018 $ / shares in Units, $ in Thousands	7 Months Ended
Jul. 24, 2018 USD ($) $ / shares
Declaration date	Jul. 24, 2018
Payment date	Aug. 14, 2018
Dividends payable date of record	Aug. 06, 2018
Quarterly cash distribution declared per unit | $ / shares	$ 0.125
Distribution Made To Limited Partner Cash Distributions Paid | $ | $	$ 2,672